SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 6 - SHARE-BASED COMPENSATION

1.A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information is as follows:

	For the six months ended June 30, 2022
			Weighted
		Weighted	average
		average	remaining
		exercise price	contractual life (in
	Number	(in $)	years)

Options outstanding at beginning of period	2,916,209	2.41	9.13
Options granted	528,398	0.59
Options forfeited and expired	(173,632)	1.35

Options outstanding at end of period	3,270,975	2.17	8.79

Options exercisable at end of period	618,075	6.83	6.75

2.A summary of the Company’s RSU activity is as follows:

For the six
months
ended June
30, 2022

Unvested at beginning of period	332,542
Granted	201,000
Vested	-
Forfeited	(40,500)
Unvested at end of period	493,042

On January 27, 2022, the Company's Board of Directors resolved to increase the number of ordinary shares of the Company reserved for issuance under the Check-Cap Ltd. 2015 Equity Incentive Plan by an additional 500,000 shares.

On January 27, 2022, the Company's Board of Directors approved the award of options to purchase 336,000 ordinary shares and 144,000 RSUs to certain employees. The options have an exercise price equal to $0.65.

On March 21, 2022, the Company's Board of Directors approved the award of options to purchase 169,314 ordinary shares and 57,000 RSUs to the Company’s officers (except the CEO) and certain employees. The options have an exercise price equal to $0.51.

On May 31, 2022, the Company's Board of Directors approved the award of options to purchase 23,084 ordinary shares to certain employees. The options have an exercise price equal to $0.36.

The exercise price of the options granted is equal to the higher of the closing price of the Company’s ordinary shares on the Nasdaq Capital Market on the applicable grant date and the average closing price of the Company’s ordinary shares on the Nasdaq Capital Market during the 30 trading days prior to the applicable grant date.

The options and RSUs vest over a period of four years commencing on the date of grant, such that 25% of the options and RSUs vest on the first anniversary of the applicable date of grant and thereafter, vest monthly in equal portions at the end of each month over the subsequent thirty-six (36) months.